Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AXA PREMIER VIP TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2011
Supplement [Text Block]	cik0001160168_SupplementTextBlock

AXA PREMIER VIP TRUST

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates the above referenced Prospectus and Statement of Additional Information ("SAI"), as supplemented, of the AXA Premier VIP Trust ("Trust"). You may obtain an additional copy of the Prospectus and/or a copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust's website at www.axa-equitablefunds.com. You should read this Supplement in conjunction with the Prospectus and SAI and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's Class A shareholders of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class A shares of each of the Trust's Portfolios (each, a "Portfolio").

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As discussed above, effective January 1, 2012, Class A shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service fee for each Portfolio's Class A shares will be 0.25% of the average daily net assets attributable to Class A shares, the same fee currently applicable to each Portfolio's Class B shares.

As such, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following section of the Prospectus of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Portfolio Services – Additional Information – Portfolio Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the SAI, including in the following sections of the SAI of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor," and "Other Information – Classes of Shares."

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Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

Multimanager Aggressive Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Aggressive Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$104	$325	$563	$1,248
Class B Shares	$104	$325	$563	$1,248

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Multimanager Core Bond Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Core Bond Portfolio	Class A Shares	Class B Shares
Management Fee	0.52%	0.52%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	0.94%	0.94%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$96	$300	$520	$1,155
Class B Shares	$96	$300	$520	$1,155

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Multimanager International Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager International Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.83%	0.83%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Total Annual Portfolio Operating Expenses	1.29%	1.29%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$131	$409	$708	$1,556
Class B Shares	$131	$409	$708	$1,556

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Multimanager Large Cap Core Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Large Cap Core Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$117	$365	$633	$1,398
Class B Shares	$117	$365	$633	$1,398

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Multimanager Large Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Large Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.73%	0.73%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$118	$368	$638	$1,409
Class B Shares	$118	$368	$638	$1,409

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Multimanager Mid Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Mid Cap Growth Portfolio	Class A Shares	Class B Shares
Management Fee	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.24%	0.24%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.31%	1.31%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$133	$415	$718	$1,579
Class B Shares	$133	$415	$718	$1,579

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Multimanager Mid Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Mid Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.29%	1.29%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$131	$409	$708	$1,556
Class B Shares	$131	$409	$708	$1,556

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Multimanager Multi-Sector Bond Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Multi-Sector Bond Portfolio	Class A Shares	Class B Shares
Management Fee	0.52%	0.52%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$97	$303	$525	$1,166
Class B Shares	$97	$303	$525	$1,166

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Multimanager Small Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Small Cap Growth Portfolio	Class A Shares	Class B Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.32%	1.32%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$134	$418	$723	$1,590
Class B Shares	$134	$418	$723	$1,590

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Multimanager Small Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Small Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.31%	1.31%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$133	$415	$718	$1,579
Class B Shares	$133	$415	$718	$1,579

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Multimanager Technology Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Technology Portfolio	Class A Shares	Class B Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Funds Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.46%	1.46%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$149	$462	$797	$1,746
Class B Shares	$149	$462	$797	$1,746

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Multimanager International Equity Portfolio | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.29%
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	409
5 Years	rr_ExpenseExampleYear05	708
10 Years	rr_ExpenseExampleYear10	1,556
Multimanager International Equity Portfolio | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.29%
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	409
5 Years	rr_ExpenseExampleYear05	708
10 Years	rr_ExpenseExampleYear10	1,556
Multimanager International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001160168_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

Multimanager International Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager International Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.83%	0.83%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Total Annual Portfolio Operating Expenses	1.29%	1.29%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$131	$409	$708	$1,556
Class B Shares	$131	$409	$708	$1,556

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Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)